Accrued liabilities and other payables	12 Months Ended
Dec. 31, 2019
Accrued liabilities and other payables
Accrued liabilities and other payables

14.          Accrued liabilities and other payables

(In thousands)	December 31, 2018	December 31, 2019
Payroll and welfare((note	18,680	14,995
Tax levies	4,573	4,538
Legal and litigation related expenses (note 26)	3,846	2,765
Payables related to Kankan	3,795	3,733
Agency commissions and rebates-online advertising	2,885	2,521
Payables for advertisement	2,811	3,606
Professional fees	1,742	2,714
Payables for technological services	630	778
Payables for purchase of equipment	342	21
Customer's deposit	284	225
Payables for gaming distribution	283	288
Payables for proceeds from selling exercised stock options and restricted shares	170	94
Payables for construction in progress	11	1,382
Tax surcharges	—	1,076
Others	4,013	4,104
Total	44,065	42,840